Revenue recognition and operating segments (Tables)	12 Months Ended
Dec. 31, 2024
Revenue recognition and operating segments
Schedule of revenue and profit

				Operating	Operating	Operating
	Revenue	Revenue	Revenue	profit	profit	profit
	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m
North America[1]
Pest Control	3,152	3,201	1,746	539	599	297
Hygiene & Wellbeing	108	105	103	19	18	18
Sub - total North America	3,260	3,306	1,849	558	617	315

International
Europe (incl. LATAM)
Pest Control	531	516	427	124	124	103
Hygiene & Wellbeing	353	344	322	54	52	53
France Workwear	230	221	192	41	39	31
	1,114	1,081	941	219	215	187
UK & Sub-Saharan Africa
Pest Control	205	195	182	53	51	47
Hygiene & Wellbeing	230	195	183	47	43	48
	435	390	365	100	94	95
Asia & MENAT
Pest Control	265	250	231	35	34	34
Hygiene & Wellbeing	89	89	90	11	11	11
	354	339	321	46	45	45
Pacific
Pest Control	134	124	104	22	22	16
Hygiene & Wellbeing	128	125	123	33	33	32
	262	249	227	55	55	48
Sub - total International	2,165	2,059	1,854	420	409	375
Total	5,425	5,365	3,703	978	1,026	690
Central and regional overheads[2]	11	10	11	(137)	(121)	(107)
Restructuring costs	—	—	—	(7)	(7)	(12)
Revenue and Adjusted Operating Profit	5,436	5,375	3,714	834	898	571
One-off and adjusting items				(86)	(98)	(136)
Amortisation and impairment of intangible assets[3]				(199)	(175)	(118)
Operating profit				549	625	317
Finance income				46	48	49
Finance cost				(197)	(189)	(79)
Share of profit from associates net of tax				7	9	9
Profit before income tax				405	493	296
1.	During 2024, there were impairment losses recognised in North America related to ROU assets of £nil (2023: £nil; 2022: £17m) and related to property, plant and equipment of £nil (2023: £nil; 2022: £8m).
2.	Central and regional overheads revenue relates to the wholesale of metalwork and consumables, including hygiene and pest control products. It is managed centrally rather than in any region.
3.	Excluding computer software, which is included in our segment operating profit measure.

				Operating	Operating	Operating
	Revenue	Revenue	Revenue	profit	profit	profit
	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m
Pest Control	4,287	4,286	2,690	773	830	497
Hygiene & Wellbeing	908	858	821	164	157	162
France Workwear	230	221	192	41	39	31
Total business segments	5,425	5,365	3,703	978	1,026	690
Central and regional overheads[1]	11	10	11	(137)	(121)	(107)
Restructuring costs	—	—	—	(7)	(7)	(12)
Revenue and Adjusted Operating Profit	5,436	5,375	3,714	834	898	571
One-off and adjusting items				(86)	(98)	(136)
Amortisation and impairment of intangible assets[2]				(199)	(175)	(118)
Operating profit				549	625	317
1.	Central and regional overheads revenue relates to the wholesale of metalwork and consumables, including hygiene and pest control products. It is managed centrally rather than in any region.
2.	Excluding computer software, which is included in our segment operating profit measure.

Schedule of analysis of revenue by business segment and by Type

Analysis of revenue by type

	Revenue	Revenue	Revenue
	2024	2023	2022
	£m	£m	£m
Contract service revenue	3,876	3,838	2,610
Job work	1,160	1,104	724
Sales of goods	400	433	380
Total	5,436	5,375	3,714

Schedule of revenue and non-current assets by countries

		Non-current		Non-current		Non-current
	Revenue	assets[1]	Revenue	assets[1]	Revenue	assets[1]
	2024	2024	2023	2023	2022	2022
	£m	£m	£m	£m	£m	£m
UK	365	267	322	241	296	192
USA	3,177	6,833	3,220	6,734	1,786	7,045
France	392	286	380	282	338	268
Australia	194	172	181	165	166	132
India	68	88	59	80	58	83
Spain	76	71	72	77	56	76
Other countries	1,164	649	1,141	683	1,014	688
Total	5,436	8,366	5,375	8,262	3,714	8,484
1.	Non-current assets include: intangible assets; property, plant and equipment; right-of-use assets; contract cost assets; and non-current other receivables.

Schedule of other segment items included in the consolidated income statement

	Amortisation and	Amortisation and	Amortisation and
	impairment of	impairment of	impairment of
	intangibles[1]	intangibles[1]	intangibles[1]
	2024	2023	2022
	£m	£m	£m
North America	114	118	59
International
Europe (incl. LATAM)	39	24	29
UK & Sub-Saharan Africa	6	8	—
Asia & MENAT	22	11	20
Pacific	8	6	4
Sub - total International	75	49	53
Central and regional	10	8	6
Total	199	175	118
Tax effect	(43)	(44)	(25)
Total after tax effect	156	131	93
1.	Excluding computer software.